Risk Management Activities - Net Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ (171)	$ (385)
Commodity risk management | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	53	(178)
Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(220)	(226)
Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(167)	(404)
Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		15
Other | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		4
Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		19
Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(12)
Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	8
Financial Assets | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(4)
Cash flow hedges | Cash flow hedges | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	45	(205)
Cash flow hedges | Cash flow hedges | Commodity risk management | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	45	(125)
Cash flow hedges | Cash flow hedges | Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0	(80)
Cash flow hedges | Cash flow hedges | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	45	(205)
Cash flow hedges | Cash flow hedges | Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Cash flow hedges | Other | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Cash flow hedges | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		0
Cash flow hedges | Current | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Long-term | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Cash flow hedges | Financial Assets | Cash flow hedges | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	0
Not designated as a hedge | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(216)	(180)
Not designated as a hedge | Commodity risk management | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	8	(53)
Not designated as a hedge | Commodity risk management | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(220)	(146)
Not designated as a hedge | Commodity risk management | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(212)	(199)
Not designated as a hedge | Other | Current risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		15
Not designated as a hedge | Other | Long-term risk management liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		4
Not designated as a hedge | Other | Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities		$ 19
Not designated as a hedge | Current | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	(12)
Not designated as a hedge | Long-term | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	8
Not designated as a hedge | Financial Assets | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commodity risk management assets and liabilities	$ (4)